Expense Example - American Century Government Income Trust	Aug. 01, 2025 USD ($)
CAPITAL PRESERVATION FUND | CAPITAL PRESERVATION FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	592
GINNIE MAE FUND | GINNIE MAE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	690
GINNIE MAE FUND | GINNIE MAE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
GINNIE MAE FUND | GINNIE MAE FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	528
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	1,396
GINNIE MAE FUND | GINNIE MAE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,643
GINNIE MAE FUND | GINNIE MAE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	1,282
GINNIE MAE FUND | GINNIE MAE FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	592
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	469
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	520
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	1,305
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,553
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,190
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	344
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	678
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	247
Expense Example, with Redemption, 10 Years	555
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,181
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	840
Expense Example, with Redemption, 10 Years	1,631
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,271
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	678
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	247
Expense Example, with Redemption, 10 Years	555
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	527
Expense Example, with Redemption, 3 Years	691
Expense Example, with Redemption, 5 Years	870
Expense Example, with Redemption, 10 Years	1,384
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	840
Expense Example, with Redemption, 10 Years	1,631
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,271
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	369
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	$ 103